Share based payments - Stock options issued and outstanding (Details)		12 Months Ended
	Jan. 01, 2025 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Share-based payments
Exercise price ($) | $ / shares		$ 2.76
Weighted average remaining contractual life (years)		1 year 11 months 19 days
Number of options outstanding		1,487,500	1,732,500	1,968,476
Number of options vested (exercisable)		1,204,168
Unexercised options expired		555,000	1,115,976
Granted options expired	1,200,000	485,000	880,000
February 23, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 3.54
Weighted average remaining contractual life (years)		1 month 24 days
Number of options outstanding		20,000
Number of options vested (exercisable)		20,000
Unexercised options expired	20,000
August 19, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 2.12
Weighted average remaining contractual life (years)		7 months 17 days
Number of options outstanding		100,000
Number of options vested (exercisable)		100,000
August 30, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 5
Weighted average remaining contractual life (years)		7 months 28 days
Number of options outstanding		80,000
Number of options vested (exercisable)		80,000
April 1, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 5.77
Weighted average remaining contractual life (years)		1 year 3 months
Number of options outstanding		60,000
Number of options vested (exercisable)		60,000
September 10, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 1.44
Weighted average remaining contractual life (years)		1 year 8 months 8 days
Number of options outstanding		25,000
Number of options vested (exercisable)		25,000
December 8, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 3.59
Weighted average remaining contractual life (years)		1 year 11 months 8 days
Number of options outstanding		325,000
Number of options vested (exercisable)		325,000
January 11, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 2.18
Weighted average remaining contractual life (years)		2 years 10 days
Number of options outstanding		220,000
Number of options vested (exercisable)		146,667
March 1, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 2.56
Weighted average remaining contractual life (years)		2 years 1 month 28 days
Number of options outstanding		350,000
Number of options vested (exercisable)		262,500
May 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.46
Weighted average remaining contractual life (years)		2 years 4 months 9 days
Number of options outstanding		70,000
Number of options vested (exercisable)		46,667
September 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.61
Weighted average remaining contractual life (years)		2 years 8 months 12 days
Number of options outstanding		207,500
Number of options vested (exercisable)		138,334
July 7, 2029
Share-based payments
Exercise price ($) | $ / shares		$ 2.07
Weighted average remaining contractual life (years)		4 years 6 months 7 days
Number of options outstanding		30,000